Financial instruments and risk management - Liquidity risk (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Current contract liabilities	₽ 5,555,185	₽ 4,560,634
Liquidity risk
Financial instruments and risk management
Net current assets (liabilities)	(3,651,529)
Current contract liabilities	5,555,185
Remaining contractual maturities of financial liabilities
Contractual cash flows	9,770,296	10,952,687
Carrying value	8,777,114	9,197,993
Liquidity risk | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	4,284,271	5,240,966
Carrying value	3,568,550	4,048,059
Liquidity risk | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows	4,257,280	4,514,560
Carrying value	3,999,882	3,985,802
Liquidity risk | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,714	3,871
Carrying value	3,714	3,793
Liquidity risk | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	179,015	222,389
Carrying value	161,145	197,045
Liquidity risk | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	1,046,016	970,901
Carrying value	1,043,823	963,294
Liquidity risk | Less than 1 year
Remaining contractual maturities of financial liabilities
Contractual cash flows	6,188,773	2,319,297
Liquidity risk | Less than 1 year | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	803,339	1,091,707
Liquidity risk | Less than 1 year | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows	4,257,280	257,280
Liquidity risk | Less than 1 year | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	3,714	784
Liquidity risk | Less than 1 year | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	126,308	116,469
Liquidity risk | Less than 1 year | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	998,132	853,057
Liquidity risk | 1-2 yrs
Remaining contractual maturities of financial liabilities
Contractual cash flows	1,010,173	5,247,984
Liquidity risk | 1-2 yrs | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	940,434	823,594
Liquidity risk | 1-2 yrs | Non-convertible bonds
Remaining contractual maturities of financial liabilities
Contractual cash flows		4,257,280
Liquidity risk | 1-2 yrs | Other loan
Remaining contractual maturities of financial liabilities
Contractual cash flows		3,087
Liquidity risk | 1-2 yrs | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	21,855	96,756
Liquidity risk | 1-2 yrs | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows	47,884	67,267
Liquidity risk | 2-5 yrs
Remaining contractual maturities of financial liabilities
Contractual cash flows	2,571,350	3,385,406
Liquidity risk | 2-5 yrs | Bank loan
Remaining contractual maturities of financial liabilities
Contractual cash flows	2,540,498	3,325,665
Liquidity risk | 2-5 yrs | Lease liabilities
Remaining contractual maturities of financial liabilities
Contractual cash flows	₽ 30,852	9,164
Liquidity risk | 2-5 yrs | Trade and other payables
Remaining contractual maturities of financial liabilities
Contractual cash flows		₽ 50,577